Basis of preparation	6 Months Ended
Jun. 30, 2020
Basis of preparation
Basis of preparation

A       Basis of preparation

A1     Basis of preparation and exchange rates

These condensed consolidated interim financial statements for the six months ended 30 June 2020 have been prepared in accordance with IAS 34 ‘Interim Financial Reporting’ as issued by the International Accounting Standards Board (IASB) and as endorsed by the European Union (EU). The Group’s policy for preparing this interim financial information is to use the accounting policies adopted by the Group in its last consolidated financial statements, as updated by any changes in accounting policies it intends to make in its next consolidated financial statements as a result of new or amended IFRS and other policy improvements. EU-endorsed IFRS may differ from IFRSs issued by the IASB if, at any point in time, new or amended IFRS have not been endorsed by the EU. At 30 June 2020, there were no unendorsed standards effective for the period ended 30 June 2020 which impacted the condensed consolidated financial statements of the Group, and there were no differences between IFRS endorsed by the EU and IFRS issued by the IASB in terms of their application to the Group.

The IFRS basis results for half year 2020 and half year 2019 are unaudited. The 2019 full year IFRS basis results have been derived from Prudential’s 2019 audited consolidated financial statements filed with the Securities and Exchange Commission on Form 20-F. These 2019 consolidated financial statements do not represent Prudential’s statutory accounts for the purpose of the UK Companies Act 2006. The auditors have reported on the 2019 statutory accounts which have been delivered to the Registrar of Companies. The auditors’ report was: (i) unqualified; (ii) did not include a reference to any matters to which the auditors drew attention by way of emphasis without qualifying their report; and (iii) did not contain a statement under section 498(2) or (3) of the Companies Act 2006.

Going concern basis of accounting

Prudential aims to meet the savings and investment needs of its customers, which by their very nature can often be over a timeframe of many years. The Group as a whole and each of its life assurance operations are subject to extensive regulation and supervision, which are designed primarily to reinforce the Group's management of its long-term solvency, liquidity and viability to ensure that it can continue to meet obligations to policyholders.

Risk management is core to the Group's activities. In assessing going concern, the Directors took account of the Group's principal risks and the mitigations available to it which are described under the Group Risk Framework heading.

After making sufficient enquiries the Directors have a reasonable expectation that the Company and the Group have adequate resources to continue their operations for a period of at least 12 months from the date that these interim financial statements are approved. No material uncertainties that may cast significant doubt on the ability of the Group to continue as a going concern have been identified.

In half year 2020, the Covid-19 pandemic has impacted the global economy and the Group's individual markets to varying degrees and at different periods, and the full extent of the longer-term impacts are currently uncertain. The Directors have made the assessment of going concern taking into account both the Group's current performance and the Group's outlook. In particular, the Directors considered the adequacy of the Group's solvency, liquidity and financial performance using revised projections from the previous business plan that reflected the shift in market conditions as a result of Covid-19 together with the impact of targeted related management actions.

In terms of liquidity, at 30 June 2020, the Group had central cash and short-term investment balances of $1.9 billion as set out in 'Explanation of performance and Other Financial Measures'. This amount has been subject to stress testing that assumes the closure of short-term debt markets, as well as additional calls on liquidity by the business units. This stress testing allows for the fact that the Group has undrawn liquidity facilities of $2.6 billion available to it.

To factor in the uncertainty of the longer-term impacts of Covid-19, a number of stress scenarios have been assessed, for example scenarios of different durations of lockdown and the associated recovery back to a normalised level of sales, with stress scenarios assuming a significant overall contraction in sales and worsened market conditions compared to 2019.

The Directors noted the effect of a number of stresses on the Group's capital position, including those set out in note I(i) Group capital position within Additional Financial Information. The Group was considered to have sufficient regulatory capital to meet stressed changes in market conditions that are severe but plausible. For the Group's US operations, the beneficial impact on the local RBC solvency position of the equity investment by Athene Life Re Ltd in July 2020 (as discussed in note D3) was also factored into the assessment.

The Directors therefore consider it appropriate to continue to adopt the going concern basis of accounting in preparing these interim financial statements for the period ended 30 June 2020.

Exchange rates

The exchange rates applied for balances and transactions in the presentation currency of the Group, US dollars ($), and other currencies were:

$: Local currency	Closing rate as at period end		Average rate for the period to date
	30 Jun 2020	31 Dec 2019	Half year 2020	Half year 2019
China	7.07	6.97	7.03	6.78
Hong Kong	7.75	7.79	7.76	7.84
Indonesia	14,285.00	13,882.50	14,574.24	14,192.79
Malaysia	4.29	4.09	4.25	4.12
Singapore	1.40	1.34	1.40	1.36
Thailand	30.87	29.75	31.62	31.61
UK	0.81	0.75	0.79	0.77
Vietnam	23,206.00	23,172.50	23,303.21	23,253.04

The accounting policies applied by the Group in determining the IFRS basis results in this report are the same as those previously applied in the Group’s consolidated financial statements for the year ended 31 December 2019, as disclosed in the 2019 Form 20‑F, aside from those discussed in note A2 below.

A2     New accounting pronouncements in 2020

The IASB has issued the following new accounting pronouncements to be effective from 1 January 2020:

-Amendments to IAS 1 and IAS 8 ‘Definition of Material’;

-Amendment to IFRS 3 ‘Business Combinations’; and

-Amendments to IFRS 9, IAS 39 and IFRS 7 ‘Interest Rate Benchmark Reform’.

The adoption of these pronouncements have had no significant impact on the Group financial statements.